Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest [Abstract]
Net income	$ 913	$ 1,220
Other comprehensive income consists of the following:
Translation gain/(loss)	(59)	(442)
Release on disposal of available-for-sale financial assets during the period, net of tax	0	1
Reclassification of other than temporary impairment on available for sale financial assets to Net Income during the period, net of tax	4	18
Other Comprehensive Income	(68)	(505)
Comprehensive Income	845	715
Total comprehensive income attributable to:
AngloGold Ashanti	833	689
Noncontrolling interests	12	26
Comprehensive Income	845	715
Net gain/(loss) on available-for-sale financial assets arising during the period, tax effect	4	11
Reclassification of other than temporary impairment on available for sale financial assets to Net Income during the period, tax effect	0	0
Release On Disposal Of Available For Sale Financial Asset During Period,Tax effect		0
Schedule of Available-for-sale Securities [Line Items]
Net gain/(loss) on available-for-sale financial assets arising during the period, net of tax	(13)	(82)
International Tower Hill Mines Ltd [Member]
Schedule of Available-for-sale Securities [Line Items]
Net gain/(loss) on available-for-sale financial assets arising during the period, net of tax		$ (60)